Loss Per Share (Details) - Schedule of Loss Per Share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Loss Per Share [Abstract]
Net loss	$ 17,568	$ 19,108	$ 17,202
Shares used in computing net loss per ordinary share, basic	5,848,737	5,671,786	4,159,870
Net loss per ordinary share, basic	$ 3	$ 3.37	$ 4.14